Benefit-Responsive Investment Fund	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Benefit-Responsive Investment Fund	Benefit-Responsive Investment Fund
The Plan holds the Eaton Stable Value Fund, a fund co-managed by Insight Investment Management (Insight) and Pacific Investment Management Company LLC, that invests in benefit-responsive investment contracts. The fund is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The traditional guaranteed investment contract issuers are contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan and the synthetic contract issuers are contractually obligated to guarantee the payment of a specific interest rate to the Plan.

As described in Footnote 2, because the guaranteed investment contracts are fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the guaranteed investment contract. Contract value, as reported to the Plan by Insight and Pacific Investment Management Company LLC, represents contributions made under the contracts, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

There are no reserves against contract value for credit risk of the contract issuer or otherwise. The crediting interest rate is based on a formula agreed upon with the issuer, but it may not be less than zero percent. Such interest rates are reviewed quarterly for resetting.

Certain events limit the ability of the Plan to transact at contract value with the issuers. The Plan Administrator does not believe that the occurrence of any such value event, which would limit the Plan's ability to transact at contract value with participants, is probable.
The issuer may terminate the contract for cause at any time.